EMPLOYEE SAVINGS PLANS (Details) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended
	Aug. 31, 2013 Employee Stock Ownership Plan [Member]	Aug. 31, 2012 Employee Stock Ownership Plan [Member]	Aug. 31, 2011 Employee Stock Ownership Plan [Member]	Aug. 31, 2013 Esop Restructuring 2004 [Member]	Aug. 31, 2012 Esop Restructuring 2004 [Member]	Aug. 31, 2013 Esop Restructuring 2008 [Member]	Aug. 31, 2009 Esop Restructuring 2008 [Member]	Aug. 31, 2008 Esop Restructuring 2008 [Member]	Aug. 31, 2012 Esop Restructuring 2008 [Member]	Aug. 31, 2013 Minimum [Member]	Aug. 31, 2013 Maximum [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percent of SIP contributions										1.00%	25.00%
ESOP Debt balance	$ 0
Liability related to ESOP	0			0	55,000,000	0			5,000,000
Additional Commitment to ESOP								8,000,000
Special Allocation to ESOP						5,700,000	4,000,000
Liability related to ESOP, Short-Term Portion									1,000,000
Number Of Allocated Shares	5,100,000
Number of shares allocated during the period	100,000
Unallocated Shares	0
Dividends Paid To ESOP	100,000	8,000,000	8,000,000
ESOP Compensation Expense	1,000,000	1,000,000	1,000,000
Matching contributions	18,400,000
Non-elective contributions	$ 200,000